Income Taxes - Schedule of Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings before taxes
Domestic					$ 203	$ 112	$ 89
Foreign					(3)	0	6
Earnings before taxes	$ 32	$ 43	$ 80	$ 84	$ 200	$ 112	$ 95